DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES	9 Months Ended
Sep. 30, 2026
Disclosure Of Reportable Segments [Abstract]
DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Cenovus Energy Inc. (“Cenovus” or the “Company”) is an integrated energy company with crude oil and natural gas production operations in Canada and the Asia Pacific region, and upgrading, refining and marketing operations in Canada and the United States (“U.S.”).
Cenovus is incorporated under the Canada Business Corporations Act and its common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these interim Consolidated Financial Statements is found in Note 2.
Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision maker. The Company’s operating segments are aggregated based on their geographic locations, the nature of the businesses or a combination of these factors. The Company evaluates the financial performance of its operating segments primarily based on operating margin.
The Company operates through the following reportable segments:
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Christina Lake, Sunrise, Lloydminster thermal and Lloydminster conventional heavy oil assets. Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas in Alberta and British Columbia in the Edson, Clearwater and Rainbow Lake operating areas, in addition to the Northern Corridor, which includes Elmworth and Wapiti. The segment also includes interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported, with additional third-party commodity trading volumes, through access to capacity on third-party pipelines, export terminals and storage facilities. These provide flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
•Offshore, includes offshore operations, exploration and development activities in the east coast of Canada and the Asia Pacific region, representing China and the equity-accounted investment in Husky-CNOOC Madura Limited (“HCML”), which is engaged in the exploration for, and production of, NGLs and natural gas in offshore Indonesia.
Downstream Segments
•Canadian Refining, includes the owned and operated Lloydminster upgrading and asphalt refining complex, which converts heavy oil and bitumen into synthetic crude oil, diesel, asphalt and other ancillary products. Cenovus also owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. Cenovus markets its production and third-party commodity trading volumes in an effort to use its integrated network of assets to maximize value.
•U.S. Refining, includes the refining of crude oil to produce gasoline, diesel, jet fuel, asphalt and other products at the wholly-owned Lima, Superior and Toledo refineries. On September 30, 2025, Cenovus divested its entire 50 percent interest in the jointly-owned Wood River and Borger refineries held through WRB Refining LP (“WRB”) with operator Phillips 66. The U.S. Refining segment included the WRB results up to the date of divestiture. Cenovus markets its own and third-party refined products.
Corporate and Eliminations
Corporate and Eliminations, includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate-related derivative instruments and foreign exchange. Eliminations include adjustments for feedstock and internal usage of crude oil, natural gas, condensate, other NGLs and refined products between segments; transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal; the sale of condensate extracted from blended crude oil production in the Canadian Refining segment and sold to the Oil Sands segment; and unrealized profits in inventory. Eliminations are recorded based on market prices.
A) Results of Operations – Segment and Operational Information

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2026	2025	2026	2025	2026	2025	2026	2025
Gross Sales
External Sales	8,663	5,177	513	212	485	385	9,661	5,774
Intersegment Sales	2,424	1,571	430	217	—	—	2,854	1,788
	11,087	6,748	943	429	485	385	12,515	7,562
Royalties	(1,873)	(831)	(53)	(12)	(27)	(15)	(1,953)	(858)
Revenues	9,214	5,917	890	417	458	370	10,562	6,704
Expenses
Purchased Product	626	507	579	161	—	6	1,205	674
Transportation and Blending	3,728	2,452	87	86	7	5	3,822	2,543
Operating	767	655	118	127	123	103	1,008	885
Realized (Gain) Loss on Risk Management	(12)	10	4	2	—	—	(8)	12
Operating Margin	4,105	2,293	102	41	328	256	4,535	2,590
Unrealized (Gain) Loss on Risk Management	(1)	(12)	—	(6)	—	—	(1)	(18)
Depreciation, Depletion and Amortization	1,087	867	136	125	77	106	1,300	1,098
Exploration Expense	14	1	—	—	1	—	15	1
(Income) Loss From Equity- Accounted Affiliates	1	—	—	—	(19)	(9)	(18)	(9)
Segment Income (Loss)	3,004	1,437	(34)	(78)	269	159	3,239	1,518

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2026	2025	2026	2025	2026	2025
Gross Sales
External Sales	1,639	1,198	6,637	7,081	8,276	8,279
Intersegment Sales	300	155	3	1	303	156
	1,939	1,353	6,640	7,082	8,579	8,435
Royalties	—	—	—	—	—	—
Revenues	1,939	1,353	6,640	7,082	8,579	8,435
Expenses
Purchased Product	1,385	1,102	4,881	6,219	6,266	7,321
Transportation and Blending	—	—	—	—	—	—
Operating	137	140	383	611	520	751
Realized (Gain) Loss on Risk Management	—	—	(1)	(1)	(1)	(1)
Operating Margin	417	111	1,377	253	1,794	364
Unrealized (Gain) Loss on Risk Management	—	—	(3)	3	(3)	3
Depreciation, Depletion and Amortization	46	40	112	160	158	200
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	371	71	1,268	90	1,639	161

	Corporate and Eliminations		Consolidated
For the three months ended September 30,	2026	2025	2026	2025
Gross Sales
External Sales	—	—	17,937	14,053
Intersegment Sales	(3,157)	(1,944)	—	—
	(3,157)	(1,944)	17,937	14,053
Royalties	—	—	(1,953)	(858)
Revenues	(3,157)	(1,944)	15,984	13,195
Expenses
Purchased Product	(2,760)	(1,855)	4,711	6,140
Transportation and Blending	(180)	(138)	3,642	2,405
Purchased Product, Transportation and Blending	(2,940)	(1,993)	8,353	8,545
Operating	(83)	(42)	1,445	1,594
Realized (Gain) Loss on Risk Management	14	6	5	17
Unrealized (Gain) Loss on Risk Management	6	(4)	2	(19)
Depreciation, Depletion and Amortization	23	24	1,481	1,322
Exploration Expense	—	—	15	1
(Income) Loss From Equity-Accounted Affiliates	—	—	(18)	(9)
Segment Income (Loss)	(177)	65	4,701	1,744
General and Administrative	371	220	371	220
Finance Costs, Net	147	154	147	154
Integration, Transaction and Other Costs	27	44	27	44
Foreign Exchange (Gain) Loss, Net	(54)	157	(54)	157
(Gain) Loss on Divestiture of Assets	(96)	(106)	(96)	(106)
Other (Income) Loss, Net	(55)	(22)	(55)	(22)
	340	447	340	447
Earnings (Loss) Before Income Tax			4,361	1,297
Income Tax Expense (Recovery)			1,001	11
Net Earnings (Loss)			3,360	1,286

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2026	2025	2026	2025	2026	2025	2026	2025
Gross Sales
External Sales	25,972	15,874	1,510	936	1,544	1,171	29,026	17,981
Intersegment Sales	6,714	5,241	1,376	986	—	—	8,090	6,227
	32,686	21,115	2,886	1,922	1,544	1,171	37,116	24,208
Royalties	(4,413)	(2,281)	(108)	(44)	(76)	(60)	(4,597)	(2,385)
Revenues	28,273	18,834	2,778	1,878	1,468	1,111	32,519	21,823
Expenses
Purchased Product	2,773	1,995	1,750	951	—	6	4,523	2,952
Transportation and Blending	11,508	8,138	250	259	21	14	11,779	8,411
Operating	2,352	2,032	332	369	342	273	3,026	2,674
Realized (Gain) Loss on Risk Management	40	10	(7)	1	—	—	33	11
Operating Margin	11,600	6,659	453	298	1,105	818	13,158	7,775
Unrealized (Gain) Loss on Risk Management	(34)	(3)	4	(7)	—	—	(30)	(10)
Depreciation, Depletion and Amortization	3,176	2,450	404	362	312	329	3,892	3,141
Exploration Expense	18	7	—	—	13	2	31	9
(Income) Loss From Equity- Accounted Affiliates	(27)	(38)	(1)	1	(52)	(24)	(80)	(61)
Segment Income (Loss)	8,467	4,243	46	(58)	832	511	9,345	4,696

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2026	2025	2026	2025	2026	2025
Gross Sales
External Sales	3,934	3,259	17,404	19,958	21,338	23,217
Intersegment Sales	1,020	664	5	2	1,025	666
	4,954	3,923	17,409	19,960	22,363	23,883
Royalties	—	—	—	—	—	—
Revenues	4,954	3,923	17,409	19,960	22,363	23,883
Expenses
Purchased Product	3,724	3,218	13,583	18,063	17,307	21,281
Transportation and Blending	—	—	—	—	—	—
Operating	430	419	1,121	2,133	1,551	2,552
Realized (Gain) Loss on Risk Management	—	—	24	(6)	24	(6)
Operating Margin	800	286	2,681	(230)	3,481	56
Unrealized (Gain) Loss on Risk Management	—	—	(5)	(5)	(5)	(5)
Depreciation, Depletion and Amortization	136	139	337	467	473	606
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	664	147	2,349	(692)	3,013	(545)

	Corporate and Eliminations		Consolidated
For the nine months ended September 30,	2026	2025	2026	2025
Gross Sales
External Sales	—	—	50,364	41,198
Intersegment Sales	(9,115)	(6,893)	—	—
	(9,115)	(6,893)	50,364	41,198
Royalties	—	—	(4,597)	(2,385)
Revenues	(9,115)	(6,893)	45,767	38,813
Expenses
Purchased Product	(7,958)	(6,133)	13,872	18,100
Transportation and Blending	(624)	(555)	11,155	7,856
Purchased Product, Transportation and Blending	(8,582)	(6,688)	25,027	25,956
Operating	(264)	(255)	4,313	4,971
Realized (Gain) Loss on Risk Management	41	(19)	98	(14)
Unrealized (Gain) Loss on Risk Management	17	(50)	(18)	(65)
Depreciation, Depletion and Amortization	72	73	4,437	3,820
Exploration Expense	—	—	31	9
(Income) Loss From Equity-Accounted Affiliates	1	16	(79)	(45)
Segment Income (Loss)	(400)	30	11,958	4,181
General and Administrative	1,000	570	1,000	570
Finance Costs, Net	522	404	522	404
Integration, Transaction and Other Costs	95	123	95	123
Foreign Exchange (Gain) Loss, Net	288	(196)	288	(196)
(Gain) Loss on Divestiture of Assets	(186)	(109)	(186)	(109)
Other (Income) Loss, Net	(148)	(54)	(148)	(54)
	1,571	738	1,571	738
Earnings (Loss) Before Income Tax			10,387	3,443
Income Tax Expense (Recovery)			2,587	447
Net Earnings (Loss)			7,800	2,996
B) External Sales by Product

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2026	2025	2026	2025	2026	2025	2026	2025
Crude Oil	8,452	4,954	265	47	158	125	8,875	5,126
Natural Gas and Other	133	80	197	142	235	234	565	456
NGLs (1)	78	143	51	23	92	26	221	192
External Sales	8,663	5,177	513	212	485	385	9,661	5,774

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2026	2025	2026	2025	2026	2025
Gasoline	42	70	2,974	3,393	3,016	3,463
Distillates (2)	506	366	2,464	2,792	2,970	3,158
Synthetic Crude Oil	651	408	—	—	651	408
Asphalt	203	197	269	321	472	518
Other Products and Services	237	157	930	575	1,167	732
External Sales	1,639	1,198	6,637	7,081	8,276	8,279

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2026	2025	2026	2025	2026	2025	2026	2025
Crude Oil	24,993	14,718	580	156	619	343	26,192	15,217
Natural Gas and Other	342	244	756	609	662	663	1,760	1,516
NGLs (1)	637	912	174	171	263	165	1,074	1,248
External Sales	25,972	15,874	1,510	936	1,544	1,171	29,026	17,981

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2026	2025	2026	2025	2026	2025
Gasoline	187	181	8,151	9,706	8,338	9,887
Distillates (2)	1,394	1,068	6,610	7,599	8,004	8,667
Synthetic Crude Oil	1,416	1,214	—	—	1,416	1,214
Asphalt	364	397	578	756	942	1,153
Other Products and Services	573	399	2,065	1,897	2,638	2,296
External Sales	3,934	3,259	17,404	19,958	21,338	23,217
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
C) Geographical Information

	Revenues (1)
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Canada	9,189	5,787	27,366	17,359
United States	6,496	7,176	17,558	20,697
China	299	232	843	757
Consolidated	15,984	13,195	45,767	38,813
(1)Revenues from external customers by country are classified based on the jurisdiction in which the selling entities are located.

	Non-Current Assets (1)
	September 30,	December 31,
As at	2026	2025
Canada	47,046	47,641
United States	2,621	2,514
China	803	939
Indonesia	204	203
Consolidated	50,674	51,297
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
As at	2026	2025	2026	2025	2026	2025
Oil Sands	591	568	33,715	34,149	1,156	1,204
Conventional	—	—	2,156	2,202	32	44
Offshore	3	7	4,155	4,008	151	180
Canadian Refining	—	—	2,227	2,452	43	50
U.S. Refining	—	—	2,363	2,238	270	287
Corporate and Eliminations	—	—	188	211	340	388
Consolidated	594	575	44,804	45,260	1,992	2,153

	Goodwill		Total Assets
	September 30,	December 31,	September 30,	December 31,
As at	2026	2025	2026	2025
Oil Sands	2,912	2,912	44,013	42,505
Conventional	—	—	2,589	2,579
Offshore	—	—	4,863	4,756
Canadian Refining	—	—	2,886	2,831
U.S. Refining	—	—	5,355	4,698
Corporate and Eliminations	—	—	8,342	6,055
Consolidated	2,912	2,912	68,048	63,424
E) Capital Expenditures (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Capital Investment
Oil Sands	974	675	2,646	2,082
Conventional	141	107	342	302
Offshore
Atlantic	109	194	334	674
Asia Pacific	9	23	60	54
Total Upstream	1,233	999	3,382	3,112

Canadian Refining	25	33	101	83
U.S. Refining	189	120	329	343
Total Downstream	214	153	430	426

Corporate and Eliminations	7	2	12	9
	1,454	1,154	3,824	3,547
Acquisitions
Oil Sands	3	7	10	235
Conventional	—	—	1	33
	3	7	11	268
Total Capital Expenditures	1,457	1,161	3,835	3,815
(1)Includes expenditures on PP&E, E&E assets and capitalized interest.